Loans and borrowings (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	₨ 3,799	₨ 3,800
Rupee term loan from bank	0
Obligations under leases	14,407	4,921
Less: Finance component	(4,630)	(1,803)
Borrowings	18,206	8,721
Finance Component	(4,630)	(1,803)
Gross carrying amount [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,799	3,800
Obligations under leases	19,037	6,724
Borrowings	22,836	10,524
Less than 1 year [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,799	0
Obligations under leases	2,582	1,104
Borrowings	6,381	1,104
1-2 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	3,800
Obligations under leases	2,272	911
Borrowings	2,272	4,711
2-3 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	2,131	840
Borrowings	2,131	840
3-4 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	1,977	594
Borrowings	1,977	594
4-5 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	1,861	539
Borrowings	1,861	539
Thereafter [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	8,214	2,736
Borrowings	₨ 8,214	₨ 2,736